ADMINISTRATOR
      Aquila Management Corporation
      380 Madison Avenue, Suite 2300
      New York, New York 10017

INVESTMENT ADVISER
      STCMManagement Company, Inc.
      380 Madison Avenue, Suite 2300
      New York, New York 10017

DISTRIBUTOR
      Aquila Distributors, Inc.
      380 Madison Avenue, Suite 2300
      New York, New York 10017

TRUSTEES
      Lacy B. Herrmann, Chairman
      Theodore T. Mason, Vice Chairman
      Paul Y. Clinton
      Diana P. Herrmann
      Anne J. Mills
      Cornelius T. Ryan

OFFICERS
      Lacy B. Herrmann, President
      Charles E. Childs, III, Senior Vice President
      Diana P. Herrmann, Vice President
      John M. Herndon, Vice President & Assistant Secretary
      Rose F. Marotta, Chief Financial Officer
      Richard F. West, Treasurer
      Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
      PFPC Inc.
      400 Bellevue Parkway
      Wilmington, Delaware 19809

CUSTODIAN
      Bank One Trust Company, N.A.
      100 East Broad Street
      Columbus, Ohio 43271

INDEPENDENT AUDITORS
      KPMG LLP
      757 Third Avenue
      New York, New York 10017


Further information is contained in the Prospectus, which must precede or accompany this report.



                                     ANNUAL
                                     REPORT

                                 JUNE 30, 2000


                         CAPITAL CASH MANAGEMENT TRUST

                                   ---------

                         CAPITAL CASH MANAGEMENT TRUST

                 CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST

                                   ---------

                          A CASH MANAGEMENT INVESTMENT

[Logo of Capital Cash Management Trust: a triangle with a wave pattern in the left half and a grain of wheat in the right half. Beneath this triangle are the words STABILITY * LIQUIDITY * YIELD]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of Capital Cash Management Trust: a triangle with a wave pattern in the left half and a grain of wheat in the right half. Beneath this triangle are the words STABILITY * LIQUIDITY * YIELD]

                         CAPITAL CASH MANAGEMENT TRUST

                                 ANNUAL REPORT

                                                                  August 7, 2000

Dear Investor:

     We are pleased to provide you with the Annual Report for Capital Cash Management Trust for the fiscal year ended June 30, 2000.

     The enclosed Annual Report includes the two portfolios of Capital Cash Management Trust: Capital Cash Management Trust and Capital Cash U.S. Government Securities Trust.

     The economic climate and the Federal Reserve's monetary policy once again had an impact on the short-term debt markets during the Trust's current report period.

     The Fed has raised its benchmark short-term Federal funds rate by 1.75% in six steps since June 1999, to 6.50%, in an effort to squelch inflation pressures before they take root in the economy. The Fed's action resulted from higher equity and real estate prices, increased wages and tight labor markets, which helped spur consumer spending during the reporting period. The booming economy also contributed to a continued downtrend in the national unemployment rate, which reached 4.0% at the end of June. The Fed is concerned that with a strong economy and low unemployment, inflation would worsen as the increased stress on labor markets would potentially put additional upward pressure on wages and ultimately prices.

     The Fed is determined to keep inflation under control and higher interest rates should eventually slow economic growth.

     The Trust's Investment Adviser, STCM Management Company, Inc., continues to act with a high level of prudence. The Adviser very carefully examines the creditworthiness and marketability of all issuers of securities utilized in the Trust's investment portfolio. Investors in the Trust can take comfort in knowing that those securities in the Trust will be chosen on the basis of possessing high quality and minimal credit risk in order to ensure maximum safety for investors' cash reserves.

     The seven-day yield for each of the Trust's portfolios as of June 30, 2000 was as follows:

     CAPITAL CASH MANAGEMENT TRUST (ORIGINAL SHARES): 6.21%

     CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST (SERVICE SHARES): 5.84%

     With the possibility of further interest rate increases in the offing, each of the Trust's investment portfolios is well positioned to continually attract higher and competitive rates of return. Looking forward, we are optimistic that Capital Cash Management Trust will continue to provide investors attractive yields compared to alternative money market investments. Through alertness to market opportunities, the Trust can produce a highly competitive return for its investors without compromising safety.

     We wish to thank you for the continued support and confidence you have placed in Capital Cash Management Trust. You can be assured that all those associated with the management of the Trust will consistently work in the interest of your investment.

Sincerely,

/s/  Charles E. Childs, III
---------------------------
Charles E. Childs, III
Senior Vice President and
  Portfolio Manager

/s/  Lacy B. Herrmann
---------------------
Lacy B. Herrmann
President and Chairman of
  the Board of Trustees

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Capital Cash Management Trust:

     We have audited the accompanying statements of assets and liabilities of Capital Cash Management Trust (the "Trust") (comprised of Cash Fund and Government Securities Fund), including the statements of investments, as of June 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and fin ancial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                /s/ KPMG LLP
                                                                -------------

New York, New York
August 4, 2000

                         CAPITAL CASH MANAGEMENT TRUST
                           STATEMENTS OF INVESTMENTS
                                 JUNE 30, 2000

                                       CAPITAL CASH MANAGEMENT TRUST
FACE AMOUNT         COMMERCIAL PAPER - 24.0%                                        VALUE
               AUTOMOTIVE - 9.6%
$    84,000    Ford Motor Credit Corp., 6.40%, 07/06/00                         $     83,926
     80,000    General Motors Acceptance Corp., 6.55%, 08/02/00                       79,534
                                                                                     163,460

               FINANCE - 5.0%
     85,000    Norwest Financial Inc., 6.55%, 07/31/00                                84,535

               INSURANCE - 4.7%
     81,000    Prudential Funding Corp., 6.54%, 07/31/00                              80,559

               TRAVEL & LEISURE SERVICES - 4.7%
     80,000    American Express Credit Corp., 6.70%, 07/07/00                         79,911

                    Total Commercial Paper                                           408,465

               U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 77.2%
    158,000    Federal Home Loan Banks, 6.45%, 07/14/00                              157,632
               Federal Home Loan Mortgage Corporation,
    100,000         6.50%, 07/03/00                                                   99,964
    100,000         6.41%, 07/11/00                                                   99,822
    142,000         6.45%, 07/17/00                                                  141,593
     80,000         6.46%, 07/25/00                                                   79,655
    230,000         6.42%, 07/27/00 - 08/08/00                                       228,763
     80,000         6.50%, 08/09/00                                                   79,437
               Federal National Mortgage Association,
    234,000         6.41%, 07/18/00 - 07/20/00                                       233,263
    142,000         6.42%, 08/03/00                                                  141,164
     50,000         6.43%, 08/11/00                                                   49,634

                    Total U.S. Government Agency Discount Notes                    1,310,927

                      Total Investments (cost $1,719,392*)          101.2%         1,719,392
                      Liabilities in excess of other assets          (1.2)           (20,420)
                      Net Assets                                    100.0%      $  1,698,972

                          CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
               U.S GOVERNMENT AGENCY DISCOUNT NOTES - 100.4%
$   796,000    Federal Farm Credit Bank, 6.40%, 07/13/00                        $    794,302
    400,000    Federal Home Loan Banks, 6.50%, 07/03/00                              399,855
    500,000    Federal Home Loan Mortgage Corporation, 6.52%, 07/03/00               499,819

                    Total Investments (cost $1,693,976*)            100.4%         1,693,976
                    Liabilities in excess of other assets            (0.4)            (6,469)
                    Net Assets                                      100.0%      $  1,687,507


               (*)  Cost for Federal tax purpose is identical.

                 See accompanying notes to financial statements.

                         CAPITAL CASH MANAGEMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000

                                                                                    CASH             GOVERNMENT
                                                                                    FUND           SECURITIES FUND
ASSETS:
    Investments at value
      (cost $1,719,392 and $1,693,976, respectively)                            $ 1,719,392          $ 1,693,976
    Cash                                                                                  -                2,398
    Due from Administrator for reimbursement of expenses                              5,867                    -
    Other assets                                                                      2,206                    -
          Total Assets                                                            1,727,465            1,696,374

LIABILITIES:
    Cash overdraft                                                                   18,173                    -
    Accrued expenses                                                                  9,518                7,880
    Dividends payable                                                                   802                    -
    Adviser and Administrator fees payable                                                -                  527
    Distribution fees payable                                                             -                  460
          Total Liabilities                                                          28,493                8,867

    NET ASSETS                                                                  $ 1,698,972          $ 1,687,507

NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number of shares,
          par value $.01 per share                                              $    16,990          $    16,882
    Additional paid-in capital                                                    1,681,982            1,671,282
    Accumulated net realized loss on investments                                          -                 (657)
                                                                                $ 1,698,972          $ 1,687,507

SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
          Net Assets                                                            $ 1,698,972                    -
          Shares outstanding                                                      1,698,961                    -
          Net asset value per share                                             $      1.00                    -

    Service Shares Class:
          Net Assets                                                                      -          $ 1,687,507
          Shares outstanding                                                              -            1,688,164
          Net asset value per share                                                       -                $1.00


See accompanying notes to financial statements.

                         CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF OPERATIONS
                          FOR YEAR ENDED JUNE 30, 2000

                                                                                    CASH              GOVERNMENT
                                                                                    FUND            SECURITIES FUND
                                                                                 YEAR ENDED          PERIOD ENDED
                                                                               JUNE 30, 2000        JUNE 30, 2000*
INVESTMENT INCOME:
    Interest income                                                             $   102,446          $   114,391

EXPENSES:
    Investment Adviser fees (note 3)                                                  3,625                3,828
    Administrator fees (note 3)                                                       2,719                2,871
    Legal fees                                                                       30,126                  600
    Trustees' fees and expenses                                                      13,029                2,542
    Shareholders' reports                                                            12,768                1,800
    Registration fees and dues                                                       11,221                    -
    Audit and accounting fees                                                         8,500                6,250
    Transfer and shareholder servicing agent fees                                     3,021                1,032
    Custodian fees                                                                    3,584                  588
    Distribution fees (note 3)                                                            -                4,785
    Miscellaneous                                                                     4,877                  102
          Total expenses                                                             93,470               24,398

    Investment Advisory fees waived (note 3)                                         (3,625)              (1,961)
    Administration fees waived (note 3)                                              (2,719)              (2,871)
    Reimbursement of expenses by Administrator (note 3)                             (79,701)              (6,613)
    Expenses paid indirectly (note 5)                                                  (175)                (588)
          Net expenses                                                                7,250               12,365

Net investment income                                                                95,196              102,026
Net realized loss from securities transactions                                            -                 (657)

Net increase in net assets resulting from operations                            $    95,196          $   101,369

* For the period March 16, 2000 (commencement of operations) through June 30, 2000.

See accompanying notes to financial statements.

                         CAPITAL CASH MANAGEMENT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                   GOVERNMENT
                                                                              CASH FUND                         SECURITIES FUND
                                                                         YEAR ENDED JUNE 30,                      PERIOD ENDED
                                                                        2000             1999                    JUNE 30, 2000*
INCREASE (DECREASE) IN NET ASSETS
     OPERATIONS:
     Net investment income                                          $     95,196     $     79,554                $     102,026
     Net realized loss from securities transactions                            -                -                         (657)
          Change in net assets resulting from operations                  95,196           79,554                      101,369

     DIVIDENDS TO SHAREHOLDERS
          FROM NET INVESTMENT INCOME:
          Original Shares                                                (95,196)         (79,554)                           -
          Service Shares                                                       -                -                     (102,026)
               Total dividends to shareholders from net
                  investment income                                      (95,196)         (79,554)                    (102,026)

     CAPITAL SHARE TRANSACTIONS
          (at $1.00 per share):
          Proceeds from shares sold:
               Original Shares                                         2,001,411        1,785,654                            -
               Service Shares                                                  -                -                   29,556,526
                                                                       2,001,411        1,785,654                   29,556,526

          Reinvested dividends and distributions:
               Original Shares                                           100,795           79,007                            -
               Service Shares                                                  -                -                      102,043
                                                                         100,795           79,007                      102,043

          Cost of shares redeemed:
               Original Shares                                        (2,019,537)      (1,861,127)                           -
               Service Shares                                                  -                -                  (27,970,405)
                                                                      (2,019,537)      (1,861,127)                 (27,970,405)

               Change in net assets from capital share
                 transactions                                             82,669            3,534                    1,688,164
     Total change in net assets                                           82,669            3,534                    1,687,507

NET ASSETS:
     Beginning of period                                               1,616,303        1,612,769                            -
     End of period                                                  $  1,698,972     $  1,616,303                $   1,687,507


*For the period March 16, 2000 (commencement of operations) through June 30,
2000.

                See accompanying notes to financial statements.

                         CAPITAL CASH MANAGEMENT TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following two investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"):Capital Cash Management Trust (the "Cash Fund", a diversified portfolio which commenced operations on July 8, 1974), and Capital Cash U.S. Government Securities Trust (the "Government Securities Fund", a diversified portfolio which commenced operations on March 16, 2000). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares:the Original Shares Class and the Service Shares Class. The Original Shares Class of the Cash Fund includes all currently outstanding shares that were issued prior to November 1, 1999, the date on which the Capital structure was changed to include two classes rather than one. The two classes are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.


d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the loan (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     STCM Management Company, Inc. (the "Adviser") is the Investment Adviser to the Trust. In this role, under Advisory Agreements, the Adviser supervises each Fund's investments and provides various services for which it receives a fee from each Fund which is payable monthly and computed at the annual rate of 0.20% of each Fund's average daily net assets. The Trust also has Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio. The Administrator receives a fee from each Fund for such services which is payable monthly and computed at the annual rate of 0.15% of each Fund's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and Statement of Additional Information.

     With respect to the Cash Fund, the Adviser and the Administrator each has agreed that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Cash Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of its average annual net assets plus 1% of its average annual net assets in excess of $30 million, or (ii) 25% of its total annual investment income. No such reduction in fees was required during the year ended June 30, 2000 inasmuch as the Adviser and the Administrator voluntarily waived their entire fees in the amount of $3,625 and $2,719, respectively. In addition, in order to comply with this expense limitation, the Administrator reimbursed expenses in the amount of $61,339. Also, the Administrator has undertaken to waive fees or reimburse the Cash Fund to the extent that annual expenses exceed 0.60 of 1% of average net assets in any fiscal year and therefore reimbursed expenses of the Cash Fund in the additional amount of $14,723. Further, the Administrator voluntarily reimbursed additional expenses of $3,639. For the year ended June 30, 2000, these expense reimbursements amounted to $79,701. Of this amount, $73,834 was paid prior to June 30, 2000 and the balance was paid in early July 2000.


     With respect to the Government Securities Fund for the period March 16, 2000 (commencement of operations) through June 30, 2000, the Fund incurred fees under the Advisory Agreement and Administration Agreement of $3,828 and $2,871, respectively, of which amounts the Adviser and Administrator waived $1,961 and $2,871, respectively. Additionally, the Administrator voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $6,613.

b)  DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

4. DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

5. EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset, if any, and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

                         CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                        GOVERNMENT
                                                                                                                     SECURITIES FUND
                                                                    CASH FUND ORIGINAL SHARES (1)                     SERVICE SHARES
                                                                         YEAR ENDED JUNE 30,                           PERIOD ENDED
                                                         2000        1999        1998        1997        1996            6/30/00(2)
Net Asset Value, Beginning of Period                   $1.0000     $1.0000     $1.0000     $1.0000     $1.0000            $1.0000

Income from Investment Operations:
    Net investment income                               0.0524      0.0473      0.0521      0.0489      0.0518             0.0161

Less Distributions:
    Dividends from net investment income              (0.0524)    (0.0473)    (0.0521)    (0.0489)    (0.0518)           (0.0161)

Net Asset Value, End of Period                         $1.0000     $1.0000     $1.0000     $1.0000     $1.0000            $1.0000

Total Return (%)                                          5.37        4.84        5.33        5.00        5.29              1.62+

*Ratios/Supplemental Data
    Net Assets, End of Period ($ in thousands)           1,699       1,616       1,613       1,435       1,765              1,688
    Ratio of Expenses to Average Net Assets (%)           0.41        0.41        0.40        0.41        0.41              0.68*
    Ratio of Net Investment Income to Average
      Net Assets (%)                                      5.24        4.72        5.21        4.88        5.16              5.30*

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

    Ratio of Expenses to Average Net Assets (%)           5.14        3.51        5.14        6.48        5.74              1.24*
    Ratio of Net Investment Income (Loss) to
      Average Net Assets (%)                              0.50        1.62        0.47      (1.19)      (0.17)              4.73*

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)           0.40        0.40        0.40        0.40        0.40              0.65*

(1) Designated as the "Original Shares" class of shares on November 1, 1999.
(2) For the period March 16, 2000 (commencement of operations)through June 30, 2000.
+  Not annualized.
*  Annualized.

See accompanying notes to financial statements.

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended June 30, 2000, the Federal tax status of the total amount of dividends paid by each of the investment portfolios comprising Capital Cash Management Trust is as follows:

                       FUND                               FEDERAL TAX STATUS

     Capital Cash Management Trust                     Ordinary dividend income
     Capital Cash U.S. Government Securities Trust     Ordinary dividend income

     Prior to January 31, 2000, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 1999 CALENDAR YEAR.